Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of amortizable intangible assets
The gross carrying amount and accumulated amortization of these intangible assets are included in the accompanying consolidated balance sheets as intangible assets, net, and are as follows:

	December 31,
	2013	2012
	(Millions)
Gross carrying amount	$164	$164
Accumulated amortization	(35)	(27)
Intangible assets, net	$129	$137

Schedule of estimated future amortization expense	Estimated future amortization for these intangible assets is as follows:

Estimated Future Amortization
(Millions)
2014	$8
2015	8
2016	8
2017	8
2018	8
Thereafter	89
Total	$129